DAVID JONES & ASSOC., P.C.
Law Firm
395 Sawdust Road, #2148	866-862-1719 (P)
The Woodlands, TX 77380	877-639-0675 (F)

July 6, 2011

VIA EDGAR
US Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:	Timothy Plan.
File Nos. 811-08228 and 333-73248
Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant's Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Defensive Strategies Fund (the “Fund”), a separate series of the Trust, to be held on Wednesday, August 17, 2011 (the “Special Meeting”).  This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy.  This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about July 18, 2011.

The matters to be considered at the Special Meeting will be:

1.
Approval of a new investment sub-advisory agreement with Jefferies Asset Management, LLC (“JAM”) by the Fund's shareholders.  JAM has been chosen by the Trust's Board of Trustees to manage the commodities investment portion of the Fund's securities portfolio.

2.	Such other business as may properly arise at the meeting.

Please direct all questions or comments regarding the foregoing to me at 866-862-1719.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

DAVID D. JONES, Esq.